Assumptions used to Value Options (Detail) (ZAR)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Stock Appreciation Rights
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average exercise price - Rand	93.89	119.17	90.84
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.20%	46.40%	52.00%
Expected term		5 years 10 months 24 days
Historical dividend yield	1.00%	1.70%	1.00%
Weighted average risk free interest rate	6.90%	6.90%	7.90%
Weighted average fair value - Rand	55.06	51.66	43.82
Stock Appreciation Rights | Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term	3 years		3 years
Stock Appreciation Rights | Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term	4 years 2 months 12 days		4 years 2 months 12 days
Restricted Stock
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.10%	64.10%	50.40%
Expected term	3 years	3 years	3 years
Historical dividend yield	1.90%	1.70%	1.40%
Weighted average risk free interest rate	0.20%	0.20%	0.20%
Weighted average fair value - Rand	191.38	206.27	155.78